Accounts Receivable, Net - Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts [Abstract]
Accounts receivable	¥ 44,147,035	¥ 32,520,398
Less: allowance for doubtful accounts	(13,621,115)	(4,958,889)	¥ (2,356,034)
Accounts receivable, net	¥ 30,525,920	¥ 27,561,509